Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2035 Fund
June 30, 2021
Z35-NPRT1-0821
1.9884242.104

Domestic Equity Funds - 45.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	1,113	21,441
Fidelity Series Commodity Strategy Fund (a)	1,137	6,333
Fidelity Series Large Cap Growth Index Fund (a)	777	13,671
Fidelity Series Large Cap Stock Fund (a)	764	15,134
Fidelity Series Large Cap Value Index Fund (a)	1,868	28,858
Fidelity Series Small Cap Opportunities Fund (a)	396	7,210
Fidelity Series Value Discovery Fund (a)	635	10,686
TOTAL DOMESTIC EQUITY FUNDS (Cost $84,342)		103,333

International Equity Funds - 36.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	376	5,266
Fidelity Series Emerging Markets Fund (a)	254	3,102
Fidelity Series Emerging Markets Opportunities Fund (a)	1,038	27,867
Fidelity Series International Growth Fund (a)	628	12,289
Fidelity Series International Index Fund (a)	418	5,143
Fidelity Series International Small Cap Fund (a)	193	4,307
Fidelity Series International Value Fund (a)	1,096	12,241
Fidelity Series Overseas Fund (a)	900	12,266
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $68,099)		82,481

Bond Funds - 17.7%
	Shares	Value ($)
Fidelity Series Corporate Bond Fund (a)	483	5,383
Fidelity Series Emerging Markets Debt Fund (a)	134	1,247
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	40	410
Fidelity Series Floating Rate High Income Fund (a)	26	244
Fidelity Series Government Bond Index Fund (a)	632	6,717
Fidelity Series High Income Fund (a)	150	1,440
Fidelity Series Inflation-Protected Bond Index Fund (a)	415	4,553
Fidelity Series International Credit Fund (a)	6	56
Fidelity Series Investment Grade Bond Fund (a)	630	7,381
Fidelity Series Investment Grade Securitized Fund (a)	493	5,099
Fidelity Series Long-Term Treasury Bond Index Fund (a)	821	6,873
Fidelity Series Real Estate Income Fund (a)	74	863
TOTAL BOND FUNDS (Cost $40,053)		40,266

Short-Term Funds - 0.5%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 0.08% (a)(b)	331	331
Fidelity Series Short-Term Credit Fund (a)	21	212
Fidelity Series Treasury Bill Index Fund (a)	70	702
TOTAL SHORT-TERM FUNDS (Cost $1,241)		1,245

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $193,735)	227,325
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	227,325

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series Blue Chip Growth Fund	14,930	6,165	1,424	-	5	1,765	21,441
Fidelity Series Canada Fund	3,328	1,658	51	-	1	330	5,266
Fidelity Series Commodity Strategy Fund	4,295	1,749	344	-	16	617	6,333
Fidelity Series Corporate Bond Fund	3,459	1,863	53	25	-	114	5,383
Fidelity Series Emerging Markets Debt Fund	844	379	-	11	-	24	1,247
Fidelity Series Emerging Markets Debt Local Currency Fund	279	121	-	-	-	10	410
Fidelity Series Emerging Markets Fund	2,269	878	147	-	(3)	105	3,102
Fidelity Series Emerging Markets Opportunities Fund	20,427	7,602	1,154	-	(11)	1,003	27,867
Fidelity Series Floating Rate High Income Fund	163	80	-	2	-	1	244
Fidelity Series Government Bond Index Fund	4,267	2,419	41	13	-	72	6,717
Fidelity Series Government Money Market Fund 0.08%	402	109	180	-	-	-	331
Fidelity Series High Income Fund	976	438	-	13	-	26	1,440
Fidelity Series Inflation-Protected Bond Index Fund	3,097	1,388	8	-	-	76	4,553
Fidelity Series International Credit Fund	55	-	-	-	-	1	56
Fidelity Series International Growth Fund	8,184	3,795	432	-	17	725	12,289
Fidelity Series International Index Fund	3,417	1,646	86	-	-	166	5,143
Fidelity Series International Small Cap Fund	2,952	1,205	70	-	(1)	221	4,307
Fidelity Series International Value Fund	8,175	4,156	268	-	4	174	12,241
Fidelity Series Investment Grade Bond Fund	4,736	2,633	80	27	-	92	7,381
Fidelity Series Investment Grade Securitized Fund	3,318	1,820	56	2	-	17	5,099
Fidelity Series Large Cap Growth Index Fund	9,424	3,907	848	46	5	1,183	13,671
Fidelity Series Large Cap Stock Fund	10,296	4,281	210	-	-	767	15,134
Fidelity Series Large Cap Value Index Fund	19,667	8,312	133	-	-	1,012	28,858
Fidelity Series Long-Term Treasury Bond Index Fund	4,234	2,438	115	29	(18)	334	6,873
Fidelity Series Overseas Fund	8,197	3,915	499	-	8	645	12,266
Fidelity Series Real Estate Income Fund	589	241	-	1	-	33	863
Fidelity Series Short-Term Credit Fund	198	69	55	1	1	(1)	212
Fidelity Series Small Cap Opportunities Fund	4,975	2,192	87	-	(1)	131	7,210
Fidelity Series Treasury Bill Index Fund	638	253	189	-	-	-	702
Fidelity Series Value Discovery Fund	7,267	3,146	128	-	-	401	10,686
	155,058	68,858	6,658	170	23	10,044	227,325

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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